Tooling and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Tooling and Equipment, Net
Note 10 — Tooling and Equipment, Net

Tooling and equipment consisted of the following:

	December 31, 2013	December 31, 2012

Tooling and Manufacturing Equipment	$1,748,006	$1,685,006
Computers and Software	645,429	615,567
Furniture and Equipment	749,233	763,134

	$3,142,668	$3,063,707
Less: Accumulated Depreciation	(2,696,339)	(2,398,740)

Net	$446,329	$664,967

Total depreciation expense for tooling and equipment for the years ending December 31, 2013 and 2012 was $322,861 and $409,421, respectively.